Vessels, Net	6 Months Ended
Jun. 30, 2018
Vessels, Net [Abstract]
Vessels, Net
6.	Vessels, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2018	December 31, 2017
Cost:
Beginning balance	275,582	242,462
- Additions	89	33,120
Ending balance	275,671	275,582

Accumulated depreciation:
Beginning balance	(20,852)	(10,353)
- Additions	(5,475)	(10,499)
Ending balance	(26,327)	(20,852)

Net book value	249,344	254,730

On March 28, 2017, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel, at a gross purchase price of $32,650. On May 31, 2017, the Company acquired the 2012 Capesize, 179,213 DWT vessel M/V Partnership. The acquisition was financed with the Amsterdam Trade Bank N.V. loan facility (Note 7), the Jelco loan facility entered into on May 24, 2017 (Note 3) and by cash on hand. Additionally, approximately $89 and $465 worth of expenditures that increased the earning capacity and improved the efficiency of certain vessels were capitalized during the six and twelve month periods ended June 30, 2018 and December 31, 2017, respectively.
All vessels are mortgaged to secured loans (Notes 3 and 7).